Operating Segments - Additional Information (Detail)	3 Months Ended
Jan. 31, 2019
Disclosure of operating segments [abstract]
Description of reportable segments	Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into three business lines: Canadian Banking, International Banking and Global Banking and Markets. The results of these business segments are based upon the internal financial reporting systems of the Bank.